HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6%
	ADVERTISING & MARKETING - 0.1%
1,102	Omnicom Group, Inc.	$ 91,367
3,056	Trade Desk, Inc. (The), Class A(a)	167,224
		258,591
	AEROSPACE & DEFENSE – 1.0%
3,099	Boeing Company (The)(a)	528,534
1,250	General Dynamics Corporation	340,725
2,264	Howmet Aerospace, Inc.	293,709
1,069	L3Harris Technologies, Inc.	223,752
1,429	Lockheed Martin Corporation	638,349
829	Northrop Grumman Corporation	424,456
8,114	RTX Corporation	1,074,781
266	Teledyne Technologies, Inc.(a)	132,391
1,096	Textron, Inc.	79,186
235	TransDigm Group, Inc.	325,073
		4,060,956
	APPAREL & TEXTILE PRODUCTS - 0.1%
686	Deckers Outdoor Corporation(a)	76,702
7,091	NIKE, Inc., Class B	450,136
		526,838
	ASSET MANAGEMENT - 0.8%
557	Ameriprise Financial, Inc.	269,649
2,294	Apollo Global Management, Inc.	314,140
782	Ares Management Corporation, Class A	114,649
793	Blackrock, Inc.	750,558
3,992	Blackstone, Inc.	558,002
7,725	Charles Schwab Corporation (The)	604,713
3,529	KKR & Company, Inc.	407,988
355	LPL Financial Holdings, Inc.	116,135
1,109	Raymond James Financial, Inc.	154,051
1,210	T Rowe Price Group, Inc.	111,163
		3,401,048
	AUTOMOTIVE - 1.4%
22,870	Ford Motor Company	229,386
8,386	General Motors Company	394,394

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	AUTOMOTIVE - 1.4% (Continued)
20,839	Tesla, Inc.(a)	$ 5,400,635
		6,024,415
	BANKING - 2.6%
40,564	Bank of America Corporation	1,692,736
10,676	Citigroup, Inc.	757,889
2,217	Citizens Financial Group, Inc.	90,830
4,474	Fifth Third Bancorp	175,381
8,174	Huntington Bancshares, Inc.	122,692
21,550	JPMorgan Chase & Company	5,286,215
5,057	KeyCorporation	80,861
940	M&T Bank Corporation	168,025
2,312	PNC Financial Services Group, Inc. (The)	406,380
5,546	Regions Financial Corporation	120,515
7,640	Truist Financial Corporation	314,386
8,209	US Bancorp	346,584
20,585	Wells Fargo & Company	1,477,797
		11,040,291
	BEVERAGES - 0.8%
22,206	Coca-Cola Company (The)	1,590,394
926	Constellation Brands, Inc., Class A	169,940
5,382	Keurig Dr Pepper, Inc.	184,172
3,044	Monster Beverage Corporation(a)	178,135
7,877	PepsiCo, Inc.	1,181,077
		3,303,718
	BIOTECH & PHARMA - 3.9%
10,336	AbbVie, Inc.	2,165,599
686	Alnylam Pharmaceuticals, Inc.(a)	185,234
3,042	Amgen, Inc.	947,735
853	Biogen, Inc.(a)	116,725
12,313	Bristol-Myers Squibb Company	750,970
6,347	Eli Lilly & Company	5,242,050
7,400	Gilead Sciences, Inc.	829,170
16,323	Johnson & Johnson	2,707,006
14,877	Merck & Company, Inc.	1,335,360

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	BIOTECH & PHARMA - 3.9% (Continued)
2,010	Moderna, Inc.(a)	$ 56,984
34,457	Pfizer, Inc.	873,140
570	Regeneron Pharmaceuticals, Inc.	361,511
1,466	Vertex Pharmaceuticals, Inc.(a)	710,746
2,631	Zoetis, Inc.	433,194
		16,715,424
	CABLE & SATELLITE - 0.2%
527	Charter Communications, Inc., Class A(a)	194,215
23,407	Comcast Corporation, Class A	863,719
		1,057,934
	CHEMICALS - 0.8%
1,130	Air Products and Chemicals, Inc.	333,260
467	Avery Dennison Corporation	83,112
1,057	CF Industries Holdings, Inc.	82,605
4,464	Corteva, Inc.	280,920
3,954	Dow, Inc.	138,074
2,435	DuPont de Nemours, Inc.	181,846
1,404	Ecolab, Inc.	355,942
1,558	International Flavors & Fragrances, Inc.	120,916
2,722	Linde PLC	1,267,471
1,468	LyondellBasell Industries N.V., Class A	103,347
1,280	PPG Industries, Inc.	139,968
1,288	Sherwin-Williams Company (The)	449,757
		3,537,218
	COMMERCIAL SUPPORT SERVICES - 0.3%
1,874	Cintas Corporation	385,163
1,062	Republic Services, Inc.	257,174
2,275	Waste Management, Inc.	526,685
		1,169,022
	CONSTRUCTION MATERIALS - 0.2%
314	Carlisle Companies, Inc.	106,917
3,743	CRH PLC	329,271
356	Martin Marietta Materials, Inc.	170,214

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	CONSTRUCTION MATERIALS - 0.2% (Continued)
785	Vulcan Materials Company	$ 183,141
		789,543
	CONTAINERS & PACKAGING - 0.1%
1,709	Ball Corporation	88,988
1,691	International Paper Company	90,215
524	Packaging Corporation of America	103,762
		282,965
	DATA CENTER REIT - 0.2%
1,737	Digital Realty Trust, Inc.	248,895
502	Equinix, Inc.	409,306
		658,201
	DIVERSIFIED INDUSTRIALS - 0.9%
2,989	3M Company	438,965
835	Dover Corporation	146,693
2,133	Eaton Corporation PLC	579,813
3,211	Emerson Electric Company	352,054
6,072	General Electric Company	1,215,310
3,734	Honeywell International, Inc.	790,675
1,689	Illinois Tool Works, Inc.	418,889
		3,942,399
	E-COMMERCE DISCRETIONARY - 3.3%
72,117	Amazon.com, Inc.(a)	13,720,980
2,797	eBay, Inc.	189,441
		13,910,421
	ELECTRIC UTILITIES - 1.4%
1,705	Alliant Energy Corporation	109,717
1,438	Ameren Corporation	144,375
2,838	American Electric Power Company, Inc.	310,108
3,072	CenterPoint Energy, Inc.	111,299
1,484	CMS Energy Corporation	111,463
1,860	Consolidated Edison, Inc.	205,697
1,817	Constellation Energy Corporation	366,362
4,946	Dominion Energy, Inc.	277,322
1,113	DTE Energy Company	153,895

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	ELECTRIC UTILITIES - 1.4% (Continued)
4,413	Duke Energy Corporation	$ 538,254
2,180	Edison International	128,446
2,268	Entergy Corporation	193,891
2,040	Eversource Energy	126,704
5,645	Exelon Corporation	260,122
3,127	FirstEnergy Corporation	126,393
12,140	NextEra Energy, Inc.	860,604
13,252	PG&E Corporation	227,669
4,389	PPL Corporation	158,487
2,722	Public Service Enterprise Group, Inc.	224,021
3,581	Sempra Energy	255,540
6,120	Southern Company (The)	562,734
1,723	WEC Energy Group, Inc.	187,773
3,286	Xcel Energy, Inc.	232,616
		5,873,492
	ELECTRICAL EQUIPMENT - 0.8%
1,285	AMETEK, Inc.	221,200
6,464	Amphenol Corporation, Class A	423,974
4,885	Carrier Global Corporation	309,709
2,125	Fortive Corporation	155,508
1,452	GE Vernova, LLC	443,266
264	Hubbell, Inc.	87,360
3,823	Johnson Controls International PLC	306,261
914	Keysight Technologies, Inc.(a)	136,890
2,377	Otis Worldwide Corporation	245,306
644	Rockwell Automation, Inc.	166,397
1,236	Trane Technologies PLC	416,433
1,336	Trimble, Inc.(a)	87,708
2,656	Veritiv Holdings Company	191,763
		3,191,775
	ENGINEERING & CONSTRUCTION - 0.1%
625	Jacobs Solutions, Inc.	75,556
798	Quanta Services, Inc.	202,836
		278,392

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	ENTERTAINMENT CONTENT - 0.4%
1,446	Electronic Arts, Inc.	$ 208,976
2,137	ROBLOX Corporation, Class A(a)	124,566
931	Take-Two Interactive Software, Inc.(a)	192,950
9,869	Walt Disney Company (The)	974,069
14,124	Warner Bros Discovery, Inc.(a)	151,551
		1,652,112
	FOOD - 0.3%
2,988	Conagra Brands, Inc.	79,690
3,394	General Mills, Inc.	202,927
855	Hershey Company (The)	146,231
1,592	Kellanova	131,324
4,229	Kraft Heinz Company (The)	128,688
1,278	McCormick & Company, Inc.	105,192
7,668	Mondelez International, Inc., Class A	520,275
1,773	Tyson Foods, Inc., Class A	113,135
		1,427,462
	GAMING REIT - 0.0%(b)
5,899	VICI Properties, Inc.	192,425

	GAS & WATER UTILITIES - 0.1%
1,107	American Water Works Company, Inc.	163,305
723	Atmos Energy Corporation	111,761
		275,066
	HEALTH CARE FACILITIES & SERVICES - 1.8%
1,313	Cardinal Health, Inc.	180,892
969	Cencora, Inc.	269,469
3,115	Centene Corporation(a)	189,112
1,716	Cigna Group (The)	564,564
7,543	CVS Health Corporation	511,038
1,318	Elevance Health, Inc.	573,277
1,214	HCA Healthcare, Inc.	419,498
708	Humana, Inc.	187,337
993	IQVIA Holdings, Inc.(a)	175,066
528	Labcorp Holdings, Inc.	122,887

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 1.8% (Continued)
770	McKesson Corporation	$ 518,202
313	Molina Healthcare, Inc.(a)	103,099
629	Quest Diagnostics, Inc.	106,427
6,838	UnitedHealth Group, Inc.	3,581,402
		7,502,270
	HEALTH CARE REIT - 0.1%
2,626	Ventas, Inc.	180,564
2,918	Welltower, Inc.	447,067
		627,631
	HOME CONSTRUCTION - 0.2%
1,818	DR Horton, Inc.	231,122
1,372	Lennar Corporation, Class A	157,478
1,468	Masco Corporation	102,085
15	NVR, Inc.(a)	108,666
1,363	PulteGroup, Inc.	140,116
		739,467
	HOTEL OWNERS & DEVELOPERS - 0.0%(b)
675	Millrose Properties, Inc.(a)	17,894

	HOUSEHOLD PRODUCTS - 0.9%
1,233	Church & Dwight Company, Inc.	135,741
625	Clorox Company (The)	92,031
4,826	Colgate-Palmolive Company	452,196
1,223	Estee Lauder Companies, Inc. (The), Class A	80,718
10,139	Kenvue, Inc.	243,133
1,837	Kimberly-Clark Corporation	261,258
13,919	Procter & Gamble Company (The)	2,372,077
		3,637,154
	INDUSTRIAL REIT - 0.1%
5,366	Prologis, Inc.	599,864

	INDUSTRIAL SUPPORT SERVICES - 0.2%
3,241	Fastenal Company	251,340
356	United Rentals, Inc.	223,105

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.2% (Continued)
201	WW Grainger, Inc.	$ 198,554
		672,999
	INFRASTRUCTURE REIT - 0.3%
2,738	American Tower Corporation, Class A	595,789
2,322	Crown Castle International Corp.	242,022
630	SBA Communications Corporation, Class A	138,606
122	Texas Pacific Land Corporation	161,649
		1,138,066
	INSTITUTIONAL FINANCIAL SERVICES - 0.9%
4,278	Bank of New York Mellon Corporation (The)	358,796
628	Cboe Global Markets, Inc.	142,110
1,904	CME Group, Inc.	505,112
1,876	Goldman Sachs Group, Inc. (The)	1,024,840
3,042	Intercontinental Exchange, Inc.	524,745
7,459	Morgan Stanley	870,242
2,136	Nasdaq, Inc.	162,037
1,170	Northern Trust Corp.	115,421
1,661	State Street Corporation	148,709
		3,852,012
	INSURANCE - 2.7%
3,064	Aflac, Inc.	340,686
1,485	Allstate Corporation (The)	307,499
3,948	American International Group, Inc.	343,239
1,079	Aon PLC, Class A	430,618
1,933	Arch Capital Group Ltd.	185,916
1,233	Arthur J Gallagher & Company	425,681
9,990	Berkshire Hathaway, Inc., Class B(a)	5,320,474
1,134	Brown & Brown, Inc.	141,070
2,276	Chubb Ltd.	687,329
828	Cincinnati Financial Corporation	122,312
1,874	Hartford Financial Services Group, Inc. (The)	231,870
67	Markel Group, Inc.(a)	125,264
2,638	Marsh & McLennan Companies, Inc.	643,751
3,696	MetLife, Inc.	296,752

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	INSURANCE - 2.7% (Continued)
1,211	Principal Financial Group, Inc.	$ 102,172
3,269	Progressive Corporation (The)	925,160
2,127	Prudential Financial, Inc.	237,543
1,299	Travelers Companies, Inc. (The)	343,534
1,841	W R Berkley Corporation	131,006
557	Willis Towers Watson PLC	188,238
		11,530,114
	INTERNET MEDIA & SERVICES - 5.1%
2,350	Airbnb, Inc., Class A(a)	280,731
44,005	Alphabet, Inc., Class A	6,804,932
191	Booking Holdings, Inc.	879,920
1,593	DoorDash, Inc., Class A(a)	291,153
687	Expedia Group, Inc.	115,485
951	GoDaddy, Inc., Class A(a)	171,313
16,870	Meta Platforms, Inc., Class A	9,723,192
2,364	Netflix, Inc.(a)	2,204,501
3,592	Pinterest, Inc., Class A(a)	111,352
10,838	Uber Technologies, Inc.(a)	789,657
526	VeriSign, Inc.(a)	133,536
		21,505,772
	LEISURE FACILITIES & SERVICES - 0.9%
6,386	Chipotle Mexican Grill, Inc.(a)	320,641
721	Darden Restaurants, Inc.	149,795
209	Domino's Pizza, Inc.	96,025
1,382	Hilton Worldwide Holdings, Inc.	314,474
1,739	Las Vegas Sands Corporation	67,178
1,413	Marriott International, Inc., Class A	336,577
4,163	McDonald's Corporation	1,300,396
1,157	Royal Caribbean Cruises Ltd.	237,694
6,506	Starbucks Corporation	638,174
1,554	Yum! Brands, Inc.	244,537
		3,705,491

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	LEISURE PRODUCTS - 0.0%(b)
367	Axon Enterprise, Inc.(a)	$ 193,024

	MACHINERY - 0.6%
2,794	Caterpillar, Inc.	921,460
1,477	Deere & Company	693,230
412	IDEX Corporation	74,560
2,032	Ingersoll Rand, Inc.	162,621
707	Parker-Hannifin Corporation	429,750
976	Stanley Black & Decker, Inc.	75,035
1,166	Veralto Corporation	113,627
1,410	Xylem, Inc.	168,439
		2,638,722
	MEDICAL EQUIPMENT & DEVICES - 2.2%
9,894	Abbott Laboratories	1,312,439
1,828	Agilent Technologies, Inc.	213,839
414	Align Technology, Inc.(a)	65,768
3,387	Baxter International, Inc.	115,937
1,781	Becton Dickinson and Company	407,956
8,168	Boston Scientific Corporation(a)	823,988
990	Cooper Companies, Inc. (The)(a)	83,507
3,841	Danaher Corporation	787,405
2,067	DexCom, Inc.(a)	141,155
3,472	Edwards Lifesciences Corporation(a)	251,651
2,018	GE HealthCare Technologies, Inc.	162,873
1,154	Hologic, Inc.(a)	71,283
458	IDEXX Laboratories, Inc.(a)	192,337
1,171	Illumina, Inc.(a)	92,907
350	Insulet Corporation(a)	91,914
2,021	Intuitive Surgical, Inc.(a)	1,000,941
7,956	Medtronic PLC	714,926
112	Mettler-Toledo International, Inc.(a)	132,262
780	ResMed, Inc.	174,603
659	Revvity, Inc.	69,722
536	STERIS PLC	121,484

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.2% (Continued)
1,852	Stryker Corporation	$ 689,407
2,272	Thermo Fisher Scientific, Inc.	1,130,547
328	Waters Corporation(a)	120,891
389	West Pharmaceutical Services, Inc.	87,089
1,072	Zimmer Biomet Holdings, Inc.	121,329
		9,178,160
	METALS & MINING - 0.1%
8,317	Freeport-McMoRan, Inc.	314,882
4,900	Newmont Corporation	236,572
		551,454
	OFFICE REIT - 0.0%(b)
860	Alexandria Real Estate Equities, Inc.	79,559

	OIL & GAS PRODUCERS - 2.4%
1,282	Cheniere Energy, Inc.	296,655
9,972	Chevron Corporation	1,668,216
7,562	ConocoPhillips	794,161
4,112	Coterra Energy, Inc.	118,837
3,670	Devon Energy Corporation	137,258
858	Diamondback Energy, Inc.	137,177
3,179	EOG Resources, Inc.	407,675
2,138	EQT Corporation	114,233
33,155	Exxon Mobil Corporation	3,943,123
1,568	Hess Corporation	250,457
11,919	Kinder Morgan, Inc.	340,049
2,314	Marathon Petroleum Corporation	337,127
3,669	Occidental Petroleum Corporation	181,102
3,433	ONEOK, Inc.	340,622
2,462	Phillips 66	304,008
1,300	Targa Resources Corporation	260,611
2,041	Valero Energy Corporation	269,555
7,175	Williams Companies, Inc. (The)	428,778
		10,329,644

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 0.2%
5,662	Baker Hughes Company	$ 248,845
5,088	Halliburton Company	129,083
7,865	Schlumberger Limited	328,756
		706,684
	REAL ESTATE SERVICES - 0.1%
1,892	CBRE Group, Inc., Class A(a)	247,436

	RENEWABLE ENERGY - 0.0%(b)
627	First Solar, Inc.(a)	79,272

	RESIDENTIAL REIT - 0.2%
819	AvalonBay Communities, Inc.	175,774
2,041	Equity Residential	146,095
378	Essex Property Trust, Inc.	115,883
3,531	Invitation Homes, Inc.	123,055
673	Mid-America Apartment Communities, Inc.	112,781
702	Sun Communities, Inc.	90,305
		763,893
	RETAIL - CONSUMER STAPLES - 1.2%
2,569	Costco Wholesale Corporation	2,429,708
1,163	Dollar General Corporation	102,263
1,225	Dollar Tree, Inc.(a)	91,961
4,427	Kroger Company (The)	299,664
2,606	Target Corporation	271,962
23,936	Walmart, Inc.	2,101,340
		5,296,898
	RETAIL - DISCRETIONARY - 1.2%
84	AutoZone, Inc.(a)	320,274
1,299	Best Buy Company, Inc.	95,619
811	Genuine Parts Company	96,623
5,788	Home Depot, Inc. (The)	2,121,244
3,341	Lowe's Companies, Inc.	779,221
334	O'Reilly Automotive, Inc.(a)	478,482
1,822	Ross Stores, Inc.	232,833

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	RETAIL - DISCRETIONARY - 1.2% (Continued)
6,447	TJX Companies, Inc. (The)	$ 785,245
2,756	Tractor Supply Company	151,856
262	Ulta Beauty, Inc.(a)	96,033
		5,157,430
	RETAIL REIT - 0.1%
3,862	Realty Income Corporation	224,035
1,922	Simon Property Group, Inc.	319,206
		543,241
	SELF-STORAGE REIT - 0.1%
1,144	Extra Space Storage, Inc.	169,873
906	Public Storage	271,157
		441,030
	SEMICONDUCTORS - 7.8%
9,260	Advanced Micro Devices, Inc.(a)	951,372
2,770	Analog Devices, Inc.	558,626
4,486	Applied Materials, Inc.	651,008
32,805	Broadcom, Inc.	5,492,541
867	Entegris, Inc.	75,845
23,739	Intel Corporation	539,113
714	KLA Corporation	485,377
6,898	Lam Research Corporation	501,485
4,642	Marvell Technology, Inc.	285,808
2,929	Microchip Technology, Inc.	141,793
5,935	Micron Technology, Inc.	515,692
254	Monolithic Power Systems, Inc.	147,315
191,094	NVIDIA Corporation	20,710,767
2,480	ON Semiconductor Corporation(a)	100,911
6,085	QUALCOMM, Inc.	934,717
622	Sandisk Corp(a)	29,613
936	Skyworks Solutions, Inc.	60,494
953	Teradyne, Inc.	78,718
5,191	Texas Instruments, Inc.	932,823
		33,194,018

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	SOFTWARE - 7.8%
2,535	Adobe, Inc.(a)	$ 972,249
478	ANSYS, Inc.(a)	151,316
945	Atlassian Corporation, Class A(a)	200,538
1,176	Autodesk, Inc.(a)	307,877
1,470	Cadence Design Systems, Inc.(a)	373,865
1,782	Cloudflare, Inc., Class A(a)	200,814
1,272	Crowdstrike Holdings, Inc., CLASS A(a)	448,482
1,608	Datadog, Inc., Class A(a)	159,530
3,865	Fortinet, Inc.(a)	372,045
2,925	Gen Digital, Inc.	77,630
240	HubSpot, Inc.(a)	137,110
1,465	Intuit, Inc.	899,495
58,510	Microsoft Corporation	21,964,069
358	MongoDB, Inc.(a)	62,793
8,678	Oracle Corporation	1,213,271
10,114	Palantir Technologies, Inc., Class A(a)	853,622
3,269	Palo Alto Networks, Inc.(a)	557,822
714	PTC, Inc.(a)	110,634
565	Roper Technologies, Inc.	333,113
5,238	Salesforce, Inc.	1,405,670
1,096	ServiceNow, Inc.(a)	872,569
1,560	Snowflake, Inc., Class A(a)	228,010
1,061	SS&C Technologies Holdings, Inc.	88,625
797	Synopsys, Inc.(a)	341,793
190	Tyler Technologies, Inc.(a)	110,464
994	Veeva Systems, Inc., Class A(a)	230,240
1,080	Workday, Inc., Class A(a)	252,212
1,359	Zoom Video Communications, Inc.(a)	100,253
		33,026,111
	SPECIALTY FINANCE - 0.4%
3,255	American Express Company	875,758
2,149	Capital One Financial Corporation	385,316
1,322	Discover Financial Services	225,665

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	SPECIALTY FINANCE - 0.4% (Continued)
1,885	Synchrony Financial	$ 99,792
		1,586,531
	SPECIALTY REIT - 0.0%(b)
1,401	Iron Mountain, Inc.	120,542

	STEEL - 0.1%
1,452	Nucor Corporation	174,733
314	Reliance, Inc.	90,668
766	Steel Dynamics, Inc.	95,811
		361,212
	TECHNOLOGY HARDWARE - 7.0%
116,290	Apple, Inc.	25,831,498
5,281	Arista Networks, Inc.(a)	409,172
23,414	Cisco Systems, Inc.	1,444,878
4,103	Corning, Inc.	187,835
1,516	Dell Technologies, Inc., Class C	138,183
948	Garmin Ltd.	205,839
7,045	Hewlett Packard Enterprise Company	108,704
5,075	HP, Inc.	140,527
648	Jabil, Inc.	88,173
905	Motorola Solutions, Inc.	396,218
1,084	NetApp, Inc.	95,219
1,142	Seagate Technology Holdings PLC	97,013
4,075	Super Micro Computer, Inc.(a)	139,528
1,864	Western Digital Corporation(a)	75,362
248	Zebra Technologies Corporation, Class A(a)	70,075
		29,428,224
	TECHNOLOGY SERVICES - 3.8%
3,771	Accenture PLC, Class A	1,176,703
2,316	Automatic Data Processing, Inc.	707,607
3,247	Block, Inc.(a)	176,410
650	Booz Allen Hamilton Holding Corporation	67,977
627	Broadridge Financial Solutions, Inc.	152,022
790	CDW Corporation	126,605

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	TECHNOLOGY SERVICES - 3.8% (Continued)
2,958	Cognizant Technology Solutions Corporation, Class A	$ 226,287
1,190	Coinbase Global, Inc., Class A(a)	204,954
351	Corpay, Inc.(a)	122,401
2,129	CoStar Group, Inc.(a)	168,681
762	Equifax, Inc.	185,593
179	FactSet Research Systems, Inc.	81,381
113	Fair Isaac Corporation(a)	208,390
3,216	Fidelity National Information Services, Inc.	240,171
3,439	Fiserv, Inc.(a)	759,434
389	Gartner, Inc.(a)	163,279
1,544	Global Payments, Inc.	151,188
5,251	International Business Machines Corporation	1,305,714
795	Leidos Holdings, Inc.	107,277
5,644	Mastercard, Inc., Class A	3,093,589
867	Moody's Corporation	403,753
416	MSCI, Inc.	235,248
1,696	Paychex, Inc.	261,659
6,136	PayPal Holdings, Inc.(a)	400,374
1,753	S&P Global, Inc.	890,699
1,062	TransUnion	88,135
809	Verisk Analytics, Inc.	240,775
12,168	Visa, Inc., Class A	4,264,398
		16,210,704
	TELECOMMUNICATIONS - 0.7%
41,260	AT&T, Inc.	1,166,833
2,827	T-Mobile US, Inc.	753,989
24,210	Verizon Communications, Inc.	1,098,166
		3,018,988
	TIMBER REIT - 0.0%(b)
4,643	Weyerhaeuser Company	135,947

	TOBACCO & CANNABIS - 0.5%
10,461	Altria Group, Inc.	627,869

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 70.6% (Continued)
	TOBACCO & CANNABIS - 0.5% (Continued)
9,020	Philip Morris International, Inc.	$ 1,431,745
		2,059,614
	TRANSPORTATION & LOGISTICS - 0.7%
10,940	CSX Corporation	321,964
3,293	Delta Air Lines, Inc.	143,575
705	Expeditors International of Washington, Inc.	84,776
1,244	FedEx Corporation	303,262
478	JB Hunt Transport Services, Inc.	70,720
1,266	Norfolk Southern Corporation	299,852
1,097	Old Dominion Freight Line, Inc.	181,499
3,657	Southwest Airlines Company	122,802
3,432	Union Pacific Corporation	810,777
1,463	United Airlines Holdings, Inc.(a)	101,020
4,256	United Parcel Service, Inc., Class B	468,117
		2,908,364
	TRANSPORTATION EQUIPMENT - 0.2%
768	Cummins, Inc.	240,722
2,834	PACCAR, Inc.	275,946
974	Westinghouse Air Brake Technologies Corporation	176,635
		693,303
	WHOLESALE - CONSUMER STAPLES - 0.1%
3,060	Archer-Daniels-Midland Company	146,911
2,919	Sysco Corporation	219,041
		365,952
	WHOLESALE - DISCRETIONARY - 0.1%
4,585	Copart, Inc.(a)	259,465
236	Pool Corporation	75,131
		334,596

	TOTAL COMMON STOCKS (Cost $215,737,748)	298,748,995

HCM DEFENDER 500 INDEX ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Expiration Date	Exercise Price	Fair Value
	RIGHT — 0.0%(b)
	MEDICAL EQUIPMENT & DEVICES – 0.0%(b)
143	ABIOMED, Inc. - CVR(a)(c)(d) (Cost $0)	12/31/2029	$35	$ -(e)

	TOTAL INVESTMENTS - 70.6% (Cost $215,737,748)			$ 298,748,995
	OTHER ASSETS IN EXCESS OF LIABILITIES - 29.4%			124,326,094
	NET ASSETS - 100.0%			$ 423,075,089

CVR	- Contingent Value Right
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Percentage rounds to less than 0.1%.
(c)	Illiquid security. The total fair value of these securities as of March 31, 2025 was $0, representing 0.0% of net assets.
(d)	The fair value of this investment is determined using significant unobservable inputs.
(e)	Amount represents less than $1.